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                                                    THE HARTFORD




December 15, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Separate Account Ten ("Registrant")
     Putnam Hartford Capital Access
     File No. 333-50465

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 4, 2003.

If you have any additional questions, please feel free to contact me at
(860) 843-6736.

Sincerely,

/s/ Michael Stobart

Michael Stobart
Associate Counsel

Enclosure